LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2011
LONG-TERM INVESTMENT
14.	LONG-TERM INVESTMENT

The Company’s long-term investment represents an investment in January 2011 in preferred shares of a privately held medical instrument manufacturing company, for cash consideration of RMB25,204,000 (US$4,000,000). The investment represents a 15.8% equity interest of the investee on an as-converted basis and the Company holds one of the five seats on the board of directors of the investee. As this is a non-marketable equity investment where the Company neither controls nor has significant influence over the investee, the investment is accounted for using the cost method of accounting. There was no impairment loss recognized for the year ended December 31, 2011.